Finance Receivables - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Expected credit losses from finance receivables recorded	€ 0	€ 0	€ 0